SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Property	25-50 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Renovation and decoration	3-15 years
Data center equipment	1-20 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Schedule of Intangible assets are amortized using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Purchased software	2-10 years
Radio spectrum license	15 years
Operating permits*	18-49 years
Licenses*	15 years
Trade names*	20 years
Internal use software	3 years
Customer contract*	7-10 years
*	Acquired in the acquisitions of subsidiaries.

Schedule of impairment charges associated with its long-lived assets

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Impairment of property and equipment	480,099	—	—
Impairment of intangible assets	15,113	—	—
Impairment of right-of-use assets	11,474	—	—

Schedule of interest expenses

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Interest expense and amortization cost of 2025, 2026, 2027 and 2030 Convertible Notes (Note 16)	59,429	64,115	71,342
Interest expense on bank and other borrowings	222,918	336,533	551,046
Interest expense on finance leases	90,679	93,264	117,906
Total interest costs	373,026	493,912	740,294
Less: Total interest costs capitalized	(60,854)	(92,937)	(141,669)
Interest expense, net	312,172	400,975	598,625